DEBT AND CREDIT FACILITIES 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 1,140	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	312	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	846	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	672	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,073	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,164	[1]
Long-term Debt Maturities, Total Repayments Of Principal	12,207	[1]
Schedule Of Long-term Debt Maturities, S D G E [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	24	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	260	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	10	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	10	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	171	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,910	[1]
Long-term Debt Maturities, Total Repayments Of Principal	4,385	[1]
Schedule Of Long-term Debt Maturities, So Cal Gas [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	250	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	0	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	8	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	0	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	250	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	905	[1]
Long-term Debt Maturities, Total Repayments Of Principal	1,413	[1]
Schedule Of Long-term Debt Maturities, Other Sempra Energy [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	866	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	52	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	828	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	662	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	652	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,349	[1]
Long-term Debt Maturities, Total Repayments Of Principal	$ 6,409	[1]

[1]	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.